Prepayments, Deposits and Other Current Assets (Details) - Schedule of Prepayment, Receivables and Other Current Assets - USD ($)		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Prepaid Expense and Other Assets [Abstract]
Prepaid for marketing fee		$ 4,532,188	[1]	$ 4,220,986	[1]	$ 1,865,219
Receivable from equity transfer	[2]	841,893		830,358
Tax receivable		574,770		564,158
Other prepaid expenses and current assets		557,717		601,694
Total prepayments, deposits and other current assets		$ 6,506,568		$ 6,217,196

[1]	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:
[2]	In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of June 30, 2024 and 2023, the Company recorded the receivable amount of equity transfer of $841,893 and $830,358 (RMB 6,000,000) in “prepayment, receivables and other current assets”. The Company expects to fully receive the amount before June 30, 2025.